Tax Loss Carryforwards Available to Offset Future Taxable Income (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Operating Loss Carryforwards [Line Items]
2013	$ 8,797	¥ 725,000
2014	9,089	749,000
2015	2,172	179,000
2016	4,526	373,000
2017	4,830	398,000
2018	2,512	207,000
2019	28,492	2,348,000
2020	28,722	2,367,000
2021	23,795	1,961,000
Thereafter	11,722	966,000
Total	$ 124,657	¥ 10,273,000